Fair Value Of Financial Instruments And Concentration Of Credit Risk (Schedule Of Carrying Value And Fair Value Of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance receivables-net, Carrying Value	¥ 203,861	¥ 193,382
Long-term trade accounts receivable, Carrying Value	57,283	50,971
Long-term debt, Carrying Value	(288,272)	(274,198)
Finance receivables-net, Fair Value	205,638	193,749
Long-term trade accounts receivable, Fair Value	60,583	53,725
Long-term debt, Fair Value	(288,038)	(274,507)
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance receivables-net, Fair Value
Long-term trade accounts receivable, Fair Value
Long-term debt, Fair Value
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance receivables-net, Fair Value	205,638	193,749
Long-term trade accounts receivable, Fair Value	60,583	53,725
Long-term debt, Fair Value	(288,038)	(274,507)
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance receivables-net, Fair Value
Long-term trade accounts receivable, Fair Value
Long-term debt, Fair Value